Stock-Based Compensation (Schedule of Warrants Outstanding and Exercisable) (Details) - Warrants [Member]	12 Months Ended
Mar. 31, 2016 $ / shares shares
Number Outstanding | shares	11,153,868
Number Exercisable | shares	11,153,868
$1.88 - 2.40 [Member]
Exercise Price, minimum	$ 1.88
Exercise Price, maximum	$ 2.40
Number Outstanding | shares	174,187
Weighted-Average Remaining Contractual Life (Years)	2 years 4 months 24 days
Weighted-Average Exercise Price	$ 2.30
Number Exercisable | shares	174,187
Weighted-Average Exercise Price	$ 2.30
$3.48 - 3.57 [Member]
Exercise Price, minimum	3.48
Exercise Price, maximum	$ 3.57
Number Outstanding | shares	7,096,524
Weighted-Average Remaining Contractual Life (Years)	4 years 3 months 18 days
Weighted-Average Exercise Price	$ 3.57
Number Exercisable | shares	7,096,524
Weighted-Average Exercise Price	$ 3.57
$4.44 - 4.47 [Member]
Exercise Price, minimum	4.44
Exercise Price, maximum	$ 4.47
Number Outstanding | shares	1,780,634
Weighted-Average Remaining Contractual Life (Years)	2 years 7 months 6 days
Weighted-Average Exercise Price	$ 4.44
Number Exercisable | shares	1,780,634
Weighted-Average Exercise Price	$ 4.44
$5.88 - 6.00 [Member]
Exercise Price, minimum	5.88
Exercise Price, maximum	$ 6.00
Number Outstanding | shares	1,242,517
Weighted-Average Remaining Contractual Life (Years)	3 years 10 months 24 days
Weighted-Average Exercise Price	$ 5.99
Number Exercisable | shares	1,242,517
Weighted-Average Exercise Price	$ 5.99
$8.28 - 16.56 [Member]
Exercise Price, minimum	8.28
Exercise Price, maximum	$ 16.56
Number Outstanding | shares	837,609
Weighted-Average Remaining Contractual Life (Years)	10 months 24 days
Weighted-Average Exercise Price	$ 8.29
Number Exercisable | shares	837,609
Weighted-Average Exercise Price	$ 8.29
$33.60 - 129.60 [Member]
Exercise Price, minimum	33.60
Exercise Price, maximum	$ 129.20
Number Outstanding | shares	22,397
Weighted-Average Remaining Contractual Life (Years)	1 year 6 months
Weighted-Average Exercise Price	$ 98.70
Number Exercisable | shares	22,397
Weighted-Average Exercise Price	$ 98.70